S000019839 [Member] Investment Strategy - CTIVP - BlackRock Global Inflation-Protected Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-protected debt securities. The Fund considers inflation-protected debt securities to be inflation-linked debt securities that include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the management team to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Bloomberg World Government Inflation-Linked Bond Index USD Hedged (the Index). The Fund seeks to maintain an average duration that is within a range of plus or minus 20% of the duration of the Index.
Under normal circumstances, the Fund invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including interest rate, other bond, and index futures), options (including options on futures and indices) and swaps (including interest rate swaps and inflation rate swaps). The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, to increase flexibility, to produce incremental earnings, and to manage duration, yield curve and interest rate exposure. The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio.
The management team may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.